FEDERATED HERMES MUNICIPAL BOND FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 27, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MUNICIPAL BOND FUND, INC. (the “Registrant”)
Federated Hermes Municipal Bond Fund, Inc. Class A Shares Class B Shares Class C Shares Class F Shares Institutional Shares (the “Fund”)

1933 Act File No. 2-57181 1940 Act File No. 811-2677

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund or Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated May 31, 2022, that would have otherwise been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 94 on May 24, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary